Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,453		$ 20,982
Less: current portion of commercial paper	544		329
Current portion of other long-term debt	799		2,062
Long-term debt	$ 20,110		18,591
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.89%	2.89%
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%	3.31%
1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%	1.45%
Borrowings	$ 500
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%
Borrowings	$ 300
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
Bank credit facilities (December 31, 2020 – US$3,953 million; December 31, 2019 – US$3,745 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,953,000,000		$ 3,745,000,000
Commercial paper (December 31, 2020 – US$426 million; December 31, 2019 – US$254 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 544	$ 426,000,000		$ 254,000,000
3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.45%	3.45%
Notional amount		$ 500,000,000
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 1,000,000,000
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Notional amount		$ 500,000,000
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount		$ 600,000,000
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
Borrowings		$ 600,000,000
Notional amount		$ 600,000,000
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount		$ 1,250,000,000
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Borrowings		$ 500,000,000
Notional amount		$ 500,000,000
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount		$ 400,000,000
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount		$ 350,000,000
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount		$ 350,000,000
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount		$ 450,000,000
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount		$ 1,100,000,000
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount		$ 400,000,000
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount		$ 750,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,560		21,090
Gross carrying amount | Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	1,614		1,688
Gross carrying amount | 2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	0		900
Gross carrying amount | 2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	0		1,000
Gross carrying amount | 3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000		1,000
Gross carrying amount | 1.45% debentures due November 16, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	500		0
Gross carrying amount | 3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	500		500
Gross carrying amount | 3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	600		600
Gross carrying amount | 2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	300		0
Gross carrying amount | 4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings	300		300
Gross carrying amount | Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	4,814		5,988
Gross carrying amount | Bank credit facilities (December 31, 2020 – US$3,953 million; December 31, 2019 – US$3,745 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	5,041		4,855
Gross carrying amount | Commercial paper (December 31, 2020 – US$426 million; December 31, 2019 – US$254 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	544		329
Gross carrying amount | 3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	638		648
Gross carrying amount | 2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,276		1,296
Gross carrying amount | 3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	638		648
Gross carrying amount | 3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	765		778
Gross carrying amount | 2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	765		0
Gross carrying amount | 3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,595		1,621
Gross carrying amount | 2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	638		0
Gross carrying amount | 7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	510		519
Gross carrying amount | 6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	446		454
Gross carrying amount | 5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	446		454
Gross carrying amount | 6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	574		583
Gross carrying amount | 6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,403		1,426
Gross carrying amount | 6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	510		519
Gross carrying amount | 4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	957		972
Gross carrying amount | Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings	16,746		15,102
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings	18		17
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 89		$ 91